BALANCE SHEET COMPONENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
BALANCE SHEET COMPONENTS

NOTE 3. BALANCE SHEET COMPONENTS

The Company leased approximately 27,900 square feet of office space in Centennial, Colorado, with a lease term through June 2025. Consistent with the Company’s previously disclosed business plan for its future business, the Company does not believe that assets or equipment that remain on this leased property are critical to its new business strategy, given that it will not be conducting full-scale manufacturing or laser design or development that would involve the prior patent portfolio, which was transferred to its former secured lenders. The Company is pursuing a lease for a replacement facility that is more appropriate for the Company’s new business strategy, which will involve laser development in different verticals and outsourcing of manufacturing and inventory management. However, entering into a new lease and appropriately equipping a new facility is costly and time-consuming and may cause delays in the Company’s progress with respect to the business plan focused on building a stable foundation for its future business.

As of March 31, 2025, the Company was in default under the lease, and the Landlord pursued available remedies in advance of the lease term that expired in June 2025. In April 2025, the Landlord obtained a default judgment against the Company in the amount of $409,278, which accrues interest at a rate of 10% per annum beginning in March 2025 until paid in full. The Company and the Landlord entered into a settlement agreement on October 14, 2025, pursuant to which the parties released any claims related to the lease in exchange for the Company’s payment of $130,000 to the Landlord. The Landlord exercised its rights under the lease agreement and applicable law with respect to a lessee in default and such lessee’s assets located on the premises, including the removal and disposal of inventories and property and equipment remaining on the property. As such, during the first quarter of 2025, the Company determined that, based on the assumption that the Landlord would fully exercise its rights with respect to all assets remaining on the premises, (i) it no longer had control over the inventory and that recovery was not probable, therefore, inventory was written down to a net realizable value of zero, (ii) the carrying value of its property and equipment, all of which was at the leased location, was no longer recoverable, and the assets were written down to a net book value of $0, and (iii) the right-of-use asset associated with this lease was fully impaired, as the Company could no longer use the leased premises, each of which is recorded within loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the condensed consolidated statement of operations for the nine months ended September 30, 2025.

Restricted Cash

Restricted cash represents funds held in collateral accounts maintained in connection with outstanding letters of credit in connection with our contemplated acquisition of a controlling interest in Tekne S.p.A (“Tekne”), as further described in Note 6. The letters of credit expire on August 31, 2026, and, in accordance with bank policy, the collateral will be released 30 days after the expiration date. The collateral funds are not invested and earn interest at a rate of 1% per annum. As of September 30, 2025 and December 31, 2024, restricted cash totaled $875,141 and nil, respectively, and is included in restricted cash on the condensed consolidated balance sheets. See Note 6 for additional information.

Inventories, Net

Inventories, net as of December 31, 2024 consisted of the following:

December 31, 2024
Raw materials and supplies	$1,913,013
Work-in-process	161,137
Finished goods	613,786
Inventories, gross	2,687,936
Less: inventory reserve	(1,161,469)
Inventories, net	$1,526,467

As of September 30, 2025, the Company's inventory value was nil, as it no longer had control over the inventory and recovery was not probable. During each of the three and nine months ended September 30, 2025 and the three months ended September 30, 2024, the Company recorded lower of cost or net realizable value charges of nil.

During the nine months ended September 30, 2024, the Company recorded lower of cost or net realizable value charges of $28,012. During the first half of 2025, in connection with the lease default described above, inventory was written down to a net realizable value of zero through a $1,526,467 loss recorded within loss on impairment of inventories, property and equipment and operating lease right-of-use asset on the condensed consolidated statement of operations for the nine months ended September 30, 2025.

Property and Equipment, Net

Property and equipment, net as of December 31, 2024 consisted of the following:

December 31, 2024
Machinery and equipment	$7,203,592
Leasehold improvements	897,948
Furniture and office equipment	205,897
Computer equipment and software	197,386
Property and equipment, gross	8,504,823
Less: accumulated depreciation and amortization	(3,670,094)
Property and equipment, net	$4,834,729

As of September 30, 2025, the Company's property and equipment, net value was nil, as the carrying value of its property and equipment, all of which was at the leased location, was no longer recoverable. Depreciation and amortization expense related to property and equipment was nil and $206,718 during the three months ended September 30, 2025 and 2024, respectively, and $446,449 and $596,256 during the nine months ended September 30, 2025 and 2024, respectively.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of September 30, 2025 and December 31, 2024 consisted of the following:

	September 30, 2025	December 31, 2024
Common stock issued for services	$692,792	$—
Prepaid insurance	159,672	123,959
Other prepaid assets	1,379,726	28,521
Other current assets (1)	2,090,690	10,269
Total prepaid expenses and other current assets	$4,322,880	$162,749

(1)
Includes (i) $1,500,000 related to the Trumar Capital LLC acquisition agreement, including a $1,350,000 related party receivable from the Company's Executive Chairman and Co-Chief Executive Officer, as discussed further in Note 6, (ii) $400,000 related to the related party SYME Inventory Advance, as defined and further described in Note 6, and (iii) $110,000 receivable from Liqueous in connection with the Liqueous Settlement Agreement, as defined and further described in Note 6.

Accrued Expenses

Accrued expenses as of September 30, 2025 and December 31, 2024 consisted of the following:

	September 30, 2025	December 31, 2024
Accrued legal, accounting and professional fees	$2,794,345	$2,448,594
Accrued TCEI acquisition costs	32,193	—
Accrued transaction costs related to the reverse recapitalization	503,600	503,600
Accrued lease-related payables	409,278	54,288
Accrued taxes payable	373,397	357,953
Accrued payroll and benefits	361,473	232,966
Accrued interest	55,381	560,501
Other	88,854	143,293
Total accrued expenses	$4,618,521	$4,301,195

Accounts Payable - 3(a)(10) Claims Settlement

On July 17, 2025, the Company and Silverback Capital Corporation (“Silverback”) agreed to settle outstanding claims in an amount of $5,662,479 (the “Claims”) owed to Silverback in exchange for a settlement amount payable in shares of Common Stock (the “Settlement Shares”), subject to court approval (the "Silverback Claims Settlement"). The Settlement Shares are priced in an amount equal to the last trading price of Common Stock on July 17, 2025 (the “Closing Price”), which was $0.3070; provided that, if the sale price of Common Stock drops below the Closing Price, the purchase price of the Settlement Shares will be the lower of (i) the Closing Price or (ii) 75% multiplied by the average of the three lowest traded prices during the fifteen day trading period preceding the share request made by Silverback, subject to other terms of the Settlement. Under the Settlement terms, Silverback may not hold more than 4.99% of issued and outstanding Common Stock at any time. The Claims include bona fide, outstanding, and unpaid creditor claims that Silverback acquired from the Company’s creditors and agreed to exchange for shares of Common Stock in a state court-approved transaction, in compliance with the terms of Section 3(a)(10) of the Securities Act. The Company also agreed to issue 400,000 shares of Common Stock as a settlement fee (the "Settlement Fee Shares"), which were issued during the third quarter of 2025. The settlement was approved by the state court on July 30, 2025, after a fairness hearing pursuant to the requirements of Section 3(a)(10) of the Securities Act.

The Company is required to meet certain conditions, including timely delivery of Settlement Shares, compliance with specified covenants, and maintenance of trading eligibility and SEC filing compliance. If these conditions are not satisfied, Silverback may declare the Company in default and terminate its remaining obligations, including the funding of payments under related claims purchase agreements. In the event of default, the Company remains obligated to issue Settlement Shares and fee shares for any liabilities previously purchased by Silverback, and Silverback may elect to declare either a full or partial default.

Upon initial recognition of the Silverback Claims Settlement, the Company derecognized the liabilities to vendors, which were each included in accounts payable on the condensed consolidated balance sheet, in an aggregate amount of $3,113,854 and recognized a claims settlement liability to Silverback in an aggregate amount of $9,627,408 calculated based on the fair value of the shares of Common Stock that can be issued to Silverback to satisfy the claims and the settlement fee, resulting in $6,513,554 recognized as loss on extinguishment of accounts payable in the condensed consolidated statement of operations for the nine months ended September 30, 2025.

From July 2025 to September 2025, the Company issued 42,564,420 Settlement Shares at an aggregate fair value of $6,540,488 to settle $4,262,479 of contractual claims under the Silverback Claims Settlement. Additionally, during the three and nine months ended September 30, 2025, the Company recorded a change in fair value of $2,584,724 of the claims settlement liability, which is included in change in fair value of claims settlement liability on the condensed consolidated statements of operations. As of the date of this quarterly report, the Silverback program was performed and concluded.

NOTE 4. BALANCE SHEET COMPONENTS

Inventories, Net

Inventories, net as of December 31, 2024 and 2023 consisted of the following:

	Year ended December 31,
	2024	2023
Raw materials and supplies	$1,913,013	$1,973,634
Work-in-process	161,137	158,346
Finished goods	613,786	457,752
Inventories, gross	2,687,936	2,589,732
Less: inventory reserve	(1,161,469)	(1,133,457)
Inventories, net	$1,526,467	$1,456,275

During the years ended December 31, 2024 and 2023, the Company recorded net adjustments to inventories for LCNRV, obsolescence, or scrap of approximately $28,012 and $640,000, respectively. The adjustment to inventory during the year ended December 31, 2023 was primarily related to fully reserving inventory related to the Company's AO series as it shifted focus to producing the newer BLTM series, offset by scrap adjustments.

Property and Equipment, Net

Property and equipment, net as of December 31, 2024 and 2023 consisted of the following:

	Year ended December 31,
	2024	2023
Machinery and equipment	$7,203,592	$7,179,629
Leasehold improvements	897,948	897,948
Furniture and office equipment	205,897	205,897
Computer equipment and software	197,386	197,386
Property and equipment, gross	8,504,823	8,480,860
Less: accumulated depreciation and amortization	(3,670,094)	(2,829,884)
Property and equipment, net	$4,834,729	$5,650,976

Depreciation and amortization expense related to property and equipment was $790,529 and $505,898 for the years ended December 31, 2024 and 2023, respectively.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets as of December 31, 2024 and 2023 consisted of the following:

	Year ended December 31,
	2024	2023
Prepaid insurance	$123,959	$61,342
Other prepaid assets	28,521	94,653
Other current assets	10,269	260
Total prepaid expenses and other current assets	$162,749	$156,255

Accrued Expenses

Accrued expenses as of December 31, 2024 and 2023 consisted of the following:

	Year ended December 31,
	2024	2023
Accrued payroll and related benefits	$357,953	$754,904
Accrued legal, accounting and professional fees	2,448,594	838,865
Accrued transaction costs related to the reverse recapitalization	503,600	503,600
Accrued taxes payable	232,966	89,346
Accrued interest	560,501	87,265
Other	197,581	225,677
Total accrued expenses	$4,301,195	$2,499,657